STOCKHOLDERS' DEFICIENCY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation	$ 459	$ 220
General and Administrative Expense [Member]
Stock-based compensation	417	189
Selling and Marketing Expense [Member]
Stock-based compensation	12	9
Research and Development Expense [Member]
Stock-based compensation	$ 30	$ 22